Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting
Schedule of details of net sales by groups of products

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Bioscience
Haemoderivatives	3,516,704	3,429,785	3,228,275
Diagnostic
Transfusional medicine	650,180	679,692	640,443
Other diagnostic	19,797	23,377	23,540
Hospital
Fluid therapy and nutrition	52,574	47,699	46,210
Hospital supplies	58,014	52,466	52,373
Bio supplies	167,004	66,791	24,387
Others	22,451	18,263	34,602

Total	4,486,724	4,318,073	4,049,830